CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012 engine aircraft
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest capitalized	$ 17,336,000	$ 11,562,000
Tax liability paid to AIG	0	2,000,000
Flight equipment reclassified to Flight equipment held for sale	358,716,000	48,677,000
Flight equipment reclassified to Flight equipment held for sale and subsequently sold	162,171,000
Deposits on flight equipment purchases applied to Acquisition of flight equipment	131,660,000	62,230,000
Flight equipment reclassified to Net investment in finance and sales-type leases, including amount charged to expense	107,298,000
Flight equipment reclassified to Net investment in finance and sale-type leases, net	104,902,000
Flight equipment reclassified to Net investment in finance and sale-type leases, amount charged to expense	2,396,000
Flight equipment reclassified	42,527,000	151,088,000
Flight equipment reclassified to Lease receivables and other assets	29,589,000	150,577,000
Flight equipment reclassified, amount charged to income/expense	12,938,000	511,000
Number of part-out aircraft		13
Number of part-out engines		2
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of aircraft purchased under asset value guarantees	41,410,000
Flight equipment reclassified to Net investment in finance and sale-type leases		68,636,000
Deposits on flight equipment purchases reclassified to net investment in finance and sale-type leases		4,792,000
Accrued interest and other assets reclassified to Net investment in finance and sale-type leases		(4,733,000)
Net investment in finance and sales-type leases to which flight equipment, deposits on flight equipment purchases, Accrued interest and other assets reclassified		69,266,000
Amount charged to income pursuant to reclassification of flight equipment, deposits on flight equipment purchases, Accrued interest and other assets to net investment in finance and sales-type leases		571,000
Flight equipment reclassified to Retained earnings to record a transfer of corporate aircraft to AIG		37,245,000
Paid-in capital reclassified to Other assets to reflect a contribution of a corporate aircraft from AIG		25,901,000
Flight equipment classified as Net investment in finance and sales-type leases reclassified to Flight equipment		20,819,000
Notes receivable received as partial payment for flight equipment sold		15,117,000
Flight equipment sold, net book value		$ 166,736,000